Annual Fund Operating Expenses - Vanguard PRIMECAP Core Fund - Investor Shares	Jan. 31, 2021
Operating Expenses:
Management Fees	0.45%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.46%